Schedule Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
Lessor Lease Description [Line Items]
2023	$ 472,651
2024	420,267
2025	347,313
2026	257,914
2027	193,188
2028 and thereafter	360,612
Total future minimum lease payments receivable	2,051,945
Owned Fleet
Lessor Lease Description [Line Items]
2023	443,648
2024	393,668
2025	324,648
2026	239,893
2027	180,662
2028 and thereafter	347,214
Total future minimum lease payments receivable	1,929,733
Managed Fleet
Lessor Lease Description [Line Items]
2023	29,003
2024	26,599
2025	22,665
2026	18,021
2027	12,526
2028 and thereafter	13,398
Total future minimum lease payments receivable	$ 122,212